Leases - Schedule of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liabilities [Abstract]
Lease liabilities – current portion	$ 56,266	$ 101,947
Lease liabilities – non-current portion	39,177	29,378
Total	$ 95,443	$ 131,325
Weighted-average discount rate – operating leases	5.52%	5.99%